Property and Equipment	9 Months Ended
Dec. 31, 2024
Property Plant And Equipment Abstract
Property and Equipment [Text Block]

8. Property and Equipment

The following is a summary of changes in Property and Equipment for the nine months ended December 31, 2024:

Property and Equipment, March 31, 2024	$2,763,525
plus: purchases	45,892
less: transferred to inventory	(290,938)
less: depreciation	(265,434)
plus: foreign exchange translation	(2,342)
Property and Equipment, June 30, 2024	$2,250,703

The following is a summary of changes in Property and Equipment for the twelve months ended March 31, 2024:

Property and Equipment, March 31, 2023	$2,604,791
plus: purchases	361,533
plus: transfers from inventory	874,278
less: depreciation	(1,073,152)
plus: foreign exchange translation	(3,925)
Property and Equipment, March 31, 2024	$2,763,525